Basis of Presentation and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024
Surfside Acquisition Inc.
Basis of Presentation and Significant Accounting Policies [Line Items]
Smaller reporting company description	The Company will remain a smaller reporting company until the last day of the fiscal year in which (1) the market value of the ordinary shares held by non-affiliates equals or exceeds $250 million as of the prior September 30, and (2) the annual revenues equaled or exceeded $100 million during such completed fiscal year or the market value of the ordinary shares held by non-affiliates equals or exceeds $700 million as of the prior September 30.